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MARGARET E. WILSON margaret.wilson@dechert.com +1 212 698 3527 Direct

October 2, 2019

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:          RBC Funds Trust

File Nos. 333-111986; 811-21475

Rule 497(j) filing

Ladies and Gentlemen:

On behalf of RBC Funds Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 134 to Registrant’s Registration Statement on Form N-1A, filed on September 27, 2019, constituting the most recent amendment to this Registration Statement (the “Amendment”) that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on September 27, 2019, accession number 0001193125-19-257367.

Should you have any questions, please do not hesitate to contact me at (212) 698-3527.

Very truly yours,

/s/ Margaret Wilson
Margaret Wilson